SHARE CAPITAL AND RESERVES	12 Months Ended
Dec. 31, 2019
Text block [abstract]
SHARE CAPITAL AND RESERVES
10.	SHARE CAPITAL AND RESERVES
Authorized Capital
-
Unlimited number of common shares with no par value and unlimited number of preferred shares.
Issued
For the period ended December 31, 2019:

(a)
During the year ended December 31, 2019, the Company issued a total of 6,783,333 common shares on the exercise of 2,450,000 options at a price of $0.40, 3,300,000 options at a price of $0.46, 200,000 options at a price of $0.50, 325,000 options at a price of $0.64 and 508,333 options at a price of $ 2.24 for total proceeds of $3,938,666. As a result of the exercises, $2,263,094 was reclassified from reserves to share capital.

(b)	On June 7, 2019, the Company issued 1,041,304 common shares at the then fair value of $2,020,130 to the convertible debenture holders for the share portion of the debenture interest payment.

(c)	On December 9, 2019, the Company issued 1,188,872 common shares at the then fair value of $1,854,639 to the convertible debenture holders for the share portion of the debenture interest payment.
For the period ended December 31, 2018:

(a)
During the year ended December 31, 2018, the Company issued a total of 10,458,334 common shares on the exercise of 250,000 options at a price of $0.30, 5,975,000 options at a price of $0.40, 1,100,000 options at a price of $0.46, 1,300,000 options at a price of $0.50, 500,000 options at a price of $0.62, 1,000,000 options at a price of $0.64 and 333,334 options at a price of $1.51 for total proceeds of $5,074,334. As a result of the exercises, $3,276,872 was reclassified from reserves to share capital.

(b)	On June 11, 2018, the Company issued 745,378 common shares at the then fair value of $2,154,142 to the convertible debenture holders for the share portion of the debenture interest payment.

(c)	On December 6, 2018, the Company issued 693,994 common shares at the then fair value of $1,894,603 to the convertible debenture holders for the share portion of the debenture interest payment.
Stock Options
Pursuant to the Company’s stock option plan, directors may, from time to time, authorize the issuance of options to directors, officers, employees and consultants of the Company, enabling them to acquire up to 20% of the issued and outstanding common shares of the Company.
The options can be granted for a maximum term of 10 years and are subject to vesting provisions as determined by the Board of Directors of the Company.
Stock option transactions and the number of stock options are summarized as follows:

	Number of Stock Options	Weighted Average Exercise Price
Outstanding at December 31, 2017	37,858,334	$1.42
Granted	9,045,482	2.64
Exercised	(10,458,334)	0.49
Forfeited	(208,334)	3.23
Outstanding at December 31, 2018	36,237,148	$1.98
Granted	9,438,679	1.79
Exercised	(6,783,333)	0.58
Expired/Forfeited	(2,274,999)	2.77
Outstanding at December 31, 2019	36,617,495	$2.14
Number of options exercisable	27,706,487	$2.17
As at December 31, 2019, the Company has stock options outstanding and exercisable as follows:

Number of Options	Number Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date

2,850,000	2,850,000	$0.500	0.41	May 27, 2020
1,000,000	1,000,000	$2.930	0.92	November 29, 2020
500,000	333,334	$2.850	0.92	November 29, 2020
166,667	166,667	$2.410	0.92	November 29, 2020
166,667	83,333	$1.920	0.92	November 29, 2020
3,250,000	3,250,000	$0.640	0.96	December 16, 2020
250,000	250,000	$2.690	1.44	June 8, 2021
4,425,000	4,425,000	$2.650	1.48	June 23, 2021
2,750,000	2,750,000	$2.240	1.96	December 15, 2021
250,000	250,000	$3.110	2.31	April 22, 2022
125,000	125,000	$2.930	2.87	November 13, 2022
3,725,000	3,725,000	$3.390	2.96	December 14, 2022
475,000	316,666	$2.390	3.28	April 13, 2023
4,025,000	2,683,333	$2.850	3.44	June 8, 2023
100,000	66,667	$2.660	3.47	June 20, 2023
720,482	520,482	$2.490	3.64	August 21, 2023
2,800,000	1,866,664	$2.410	4.00	December 31, 2023
500,000	166,667	$2.270	4.22	March 21, 2024
250,000	83,334	$2.220	4.24	March 27, 2024
3,800,000	1,266,667	$1.920	4.45	June 12, 2024
188,679	94,340	$1.590	4.63	August 16, 2024
4,300,000	1,433,333	$1.590	4.99	December 24, 2024
36,617,495	27,706,487

The Company uses the Black-Scholes option pricing model to calculate the fair value of stock options granted. The model requires management to make estimates, which are subjective and may not be representative of actual results. Changes in assumptions can materially affect estimates of fair values. The following weighted average assumptions were used to estimate the weighted average grant date fair values for the years ended December 31, 2019 and December 31, 2018:

	December 31, 2019	December 31, 2018
Expected stock price volatility	61.75%	83.41%
Expected life of options	5.00 years	5.00 years
Risk free interest rate	1.54%	2.08%
Expected forfeitures	0%	0%
Expected dividend yield	0%	0%
Weighted average fair value per option granted in period	$0.96	$1.76
Share-based payments for options vested for the year ended December 31, 2019 amounted to $12,193,245 (2018 – $16,855,862) of which $10,867,167 (2018 – $13,736,299) was expensed to the statement of loss and comprehensive loss and $1,326,078 (2018 - $3,119,563) was capitalized to exploration and evaluation assets (Note 5).